Warrants - Schedule of Changes in Warrants (Details)		9 Months Ended		12 Months Ended
		Jul. 31, 2025 $ / shares shares		Oct. 31, 2024 $ / shares shares		Oct. 31, 2023 $ / shares shares
Schedule of Changes in Warrants [Abstract]
Number of warrants, Balance beginning		4,429,547	[1]	11,231,465		19,763
Historic weighted average price, Balance beginning		$ 1.57	[1]	$ 7.9		$ 576.66
Number of warrants, Number of shares to be issued from the exercise of these warrants (in Shares) | shares		2,238,848		2,549,311		826,781
Number of warrants, Issuance of January 2024 warrants (in Shares) | shares	[3]			1,500,000	[2]	4,505,718
Historic weighted average exercise price per warrant shares, Issuance of January 2024 warrants	[3]			$ 1.6	[2]	$ 5.124
Number of warrants, Exercise of warrants		(547,921)		(8,293,585)		(784,584)
Historic weighted average exercise price, Exercise of warrants		$ 1.27		$ 2.62		$ 5.124
Number of warrants, Expiration of warrants		(75)		(8,333)		(11,430)
Historic weighted average exercise price, Expiration of warrants		$ 1,287.55		$ 98.43		$ 922.98
Number of warrants, Balance ending		3,881,551		4,429,547	[1]	11,231,465
Historic weighted average price, Balance ending		$ 1.55		$ 1.57	[1]	$ 7.9

[1]	See note 19(b) regarding the exercise of warrants.
[2]	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.
[3]	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.